Warrants (Details) - Schedule of Warrants Issued and Outstanding - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		1,025,816	1,025,816	783,436
Exercise Price (CAD$)		$ 7.81	$ 7.81	$ 8.3
Weighted Average Contractual Life (years)		11 months 8 days	1 year 11 months 8 days	2 years 8 months 15 days
March 16, 2024 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		249,688	249,688	249,688
Exercise Price (CAD$)		$ 10.01	$ 10.01	$ 10.01
Weighted Average Contractual Life (years)		2 months 15 days	1 year 2 months 15 days	2 years 2 months 15 days
Expiry Date	[1]	March 16, 2024(1)	March 16, 2024(1)	March 16, 2024(1)
June 18, 2024 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		222,222	222,222	222,222
Exercise Price (CAD$)		$ 6.75	$ 6.75	$ 6.75
Weighted Average Contractual Life (years)		5 months 19 days	1 year 5 months 19 days	2 years 5 months 19 days
Expiry Date	[1]	June 18, 2024(1)	June 18, 2024(1)	June 18, 2024(1)
April 9, 2025 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		311,526	311,526	311,526
Exercise Price (CAD$)		$ 8.025	$ 8.025	$ 8.025
Weighted Average Contractual Life (years)		1 year 3 months 7 days	2 years 3 months 7 days	3 years 3 months 7 days
Expiry Date	[1]	April 9, 2025(1)	April 9, 2025(1)	April 9, 2025(1)
September 9, 2025 [Member]
Schedule of Warrants Issued and Outstanding [Line Items]
Number of Warrants Outstanding		242,380	242,380
Exercise Price (CAD$)		$ 6.25	$ 6.25
Weighted Average Contractual Life (years)		1 year 8 months 8 days	2 years 8 months 8 days
Expiry Date	[1]	September 9, 2025(1)	September 9, 2025(1)

[1]	Broker warrants.